Other Assets (Non-current and Current) - Summary of Other Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous assets [abstract]
Advances to suppliers	€ 2,622	€ 4,697
Deferred delivery and commission costs related to finished goods	1,490	1,655
Deferred costs for Natuzzi Display System	1,665	1,579
Deferred costs for slotting fees	641	725
Deferred costs for Service-Type Warranty	254	209
Other prepaid expenses and accrued income	296	560
Total other assets	6,968	9,425
Less current portion	(5,365)	(7,973)
Non-current portion	€ 1,603	€ 1,452